Schedule of Future Minimum Lease Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future minimum lease payments under operating leases
2013	$ 7
2014	5
2015	4
2016	3
2017	1
Thereafter
Total future minimum lease payments	$ 20